Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	MEDL Mobile Holdings, Inc.
Entity Central Index Key	0001487941
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company